Share Capital - Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Basic weighted average common shares outstanding	120,103,422	120,856,511
Effect of options	265,161
Diluted weighted average common shares outstanding	120,368,583	120,856,511